Acquisition	12 Months Ended
Dec. 31, 2022
Acquisition [Abstract]
ACQUISITION

4. ACQUISITION

4.1 Acquisition of Weiliantong

On December 29, 2021, the Company entered into an Equity Acquisition Framework Agreement (the “Framework Agreement”) with Golden Shield Enterprises Limited (“Golden Shield”), Beijing Weiliantong Technology Co., Ltd. (“Weiliantong”), Tianjin Yieryi Technology Co., Ltd. (“Yieryi”), Wolter Global Investment Limited (“Wolter Global”) and Qingdao Weilaijin Industry Investment Fund Partnership (Limited Partnership) (“Weilaijin”), which is one of the shareholders of Yieryi. Pursuant to the Framework Agreement, the Company, or its affiliates designated by the Company, acquires all of the outstanding equity interests of (i) Weiliantong from its shareholder Yieryi and (ii) Golden Shield from Wolter Global (the “Acquisitions”). Yieryi and Wolter Global are under common control.

Pursuant to the Framework Agreement, the Acquisition requires both cash and share considerations (the “Considerations”). The Company is required to pay RMB180,000 in its Class A ordinary shares, consisting of (1) the shares consideration of RMB20,800 to Weilaijin (the “Weilaijin Share Consideration”), a shareholder of Yieryi, and (ii) the shares consideration of RMB159,200 in its Class A ordinary shares to Wolter Global (the “Wolter Global Share Consideration”), including 20% of the Wolter Global Share Consideration are subject to certain performance conditions (i.e., earn-out provisions) and requirements over the following two years (earn-out arrangement). The Company is also required to pay cash consideration of RMB13,800 cash to Yieryi. The total fair value of the Considerations was determined at RMB181,958, based on a valuation performed by an independent valuation firm engaged by the Company.

In addition, the Company is required to repay Weilianton’s loan payable in aggregated of RMB86,200 on behalf of Weilianton, consisting of RMB77,400 loans payable to Yieryi and RMB8,800 loan payable to a third party.

The objective of the Acquisition is to support the Company’s strategic growth initiative of acquiring the top-tier online live streaming platform Hongle.tv and expanding the NFT business scope. The Acquisition was closed on January 1, 2022.

The Acquisition was accounted for as business combination in accordance with ASC 805. Acquisition-related costs incurred for the acquisitions are not material. The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company.

	Amount
	RMB	USD
Cash acquired	9,497	1,377
Accounts receivable, net	937	136
Prepaid expenses and other current assets	893	129
Deferred tax assets-current	6,163	894
	17,490	2,536

Property and equipment, net	163	24
Intangible assets, net	190,021	27,550
Long term deposits and other non-current assets	136	20
Goodwill	75,742	10,982
Total assets	283,552	41,112

Current liabilities	101,594	14,730
Total liabilities	101,594	14,730
Total consideration	181,958	26,382

The intangible assets are mainly attributable to Trademark and license as well as software acquired through the acquisition, which are generally amortized over 5-10 years, except that the license acquired for Weiliantong platform is determined to have an infinite useful life and is not subject to amortization.

Weiliantong began its business since 2015. The following table summarizes unaudited pro forma results of operations for the year ended December 31, 2021, assuming that acquisition of Weiliantong occurred as of January 1, 2021. The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of the beginning of period:

	For the Year ended December 31, 2021	For the Year ended December 31, 2021
	RMB	USD
Pro forma revenue	1,860,448	269,740
Pro forma gross profit	332,864	48,261
Pro forma income from operations	179,664	26,049
Pro forma net income	184,552	26,758

4.2 Acquisition of Chuangda Huizhi

In January 2022, SG consummated the acquisition of the 100% equity interest in Chuangda Zhihui (Beijing) Technology Co., Ltd. (“CDZH”) and its wholly owned subsidiary, Beijing Huayi Dongchen Technology Co., Ltd. (“HYDC”) from its original shareholders for a cash consideration of RMB10 (the “CDZH acquisition”). The consolidated operating results of CDZH for the years ended December 31, 2021 were not significant to the Company. The Company believes the CDZH acquisition will help to enrich the Company’s product line, expand its user base and capitalize on the growth potential in the live streaming market. The CDZH acquisition was accounted for as business combination in accordance with ASC 805. Acquisition-related costs incurred for the acquisitions are not material. The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company.

	Amount
	RMB	USD
Cash acquired	168	24
Accounts receivable, net	97	14
Prepaid expenses and other current assets	15	2
Amounts due from related parties	6,563	952
	6,843	992

Intangible assets, net	100	14
Goodwill	4,971	721
Total assets	11,914	1,727

Current liabilities	11,814	1,713
Total liabilities	11,814	1,713
Total consideration	100	14

The intangible assets are mainly attributable to a license acquired through the acquisition, which are generally amortized over 6 years.